Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Income (Loss) Per Share [Abstract]
Net income	$ 149,356	$ 407,876	$ 31,067	$ 949,894	$ 1,370,753	$ 255,721
Accretion of Class A ordinary shares to redemption value	(722,856)	(1,303,304)	(1,472,209)	(2,697,208)
Net loss including accretion of Class A ordinary shares to redemption value	$ (573,500)	$ (895,428)	$ (1,441,142)	$ (1,747,314)	$ (3,040,259)	$ (993,538)